Statutory Prospectus Supplement dated February 28, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C , R , Y and Investor Class shares of the Fund listed below:
Invesco Small Cap Growth Fund
The information appearing in the second paragraph under the heading “Other Information — Limited Fund Offering” is deleted in its entirety and replaced with the following:
“All investors who are invested in the Fund as of the date on which the Fund closed to new investors and remain invested in the Fund may continue to make additional investments. Additionally, the following types of investors may be allowed to open new accounts in the Fund, subject to the approval of Invesco Distributors and the Adviser:
•	Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code);

•	Certain retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

•	Non qualified deferred compensation plans maintained pursuant to Section 409A of the Code;

•	Retirement plans maintained pursuant to Section 457 of the Code; and

•	Qualified Tuition Programs maintained pursuant to Section 529 of the Code.”

Statutory Prospectus Supplement dated February 28, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:
Invesco Basic Value Fund
Invesco Conservative Allocation Fund
Invesco Global Equity Fund
Invesco Growth Allocation Fund
Invesco Income Allocation Fund
Invesco International Allocation Fund
Invesco Mid Cap Core Equity Fund
Invesco Moderate Allocation Fund
Invesco Moderate Growth Allocation Fund
Invesco Moderately Conservative Allocation Fund
Invesco Small Cap Growth Fund
The information appearing in the second paragraph under the heading “Other Information — Limited Fund Offering (Invesco Small Cap Growth Fund)” is deleted in its entirety and replaced with the following:
“All investors who are invested in the Fund as of the date on which the Fund closed to new investors and remain invested in the Fund may continue to make additional investments. Additionally, the following types of investors may be allowed to open new accounts in the Fund, subject to the approval of Invesco Distributors and the Adviser:
•	Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code);

•	Certain retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

•	Non qualified deferred compensation plans maintained pursuant to Section 409A of the Code;

•	Retirement plans maintained pursuant to Section 457 of the Code; and

•	Qualified Tuition Programs maintained pursuant to Section 529 of the Code.”